Loans Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Loans Receivable [Abstract]
Schedule of loans receivable

(In thousands)	2012	2011
Mortgage loans:
Residential real estate
Single family	$326,005	$312,723
Construction	46,418	45,363
Multi family	33,472	32,370

Total residential real estate	405,895	390,456
Commercial real estate
Commercial	81,077	83,447
Construction	15,878	17,307

Total commercial real estate	96,955	100,754

Subtotal mortgage loans	502,850	491,210

Other loans:
Consumer loans
Home equity loans	80,418	72,493
Dealer auto and RV loans	46,571	47,039
Other loans	7,896	9,255

Total consumer loans	134,885	128,787
Commercial business	54,445	50,337

Subtotal other loans	189,330	179,124

Total loans receivable	692,180	670,334
Less:
Allowance for loan losses	6,709	6,537
Deferred loan fees and net discounts	(1,862)	(1,852)
Loans in process	15,247	16,728

Net loans receivable	$672,086	$648,921

Changes in allowance for loan losses and recorded investment in loans

As of December 31, 2012
(Dollar amounts in thousands)
	Commercial	Commercial Real Estate	Consumer	Residential	Unallocated	Total
Allowance for loan losses:
Beginning balance	$384	$2,442	$1,045	$2,115	$551	$6,537
Charge-offs	32	163	562	289	-	1,046
Recoveries	-	-	101	17	-	118
Provision	21	85	40	954	-	1,100
Reallocations	177	(289)	407	(256)	(39)	-

Ending Balance	$550	$2,075	$1,031	$2,541	$512	$6,709

As of December 31, 2011
(Dollar amounts in thousands)
	Commercial	Commercial Real Estate	Consumer	Residential	Unallocated	Total
Allowance for loan losses:
Beginning balance	$784	$1,831	$1,125	$2,573	$234	$6,547
Charge-offs	187	-	478	709	-	1,374
Recoveries	25	-	160	49	-	234
Provision	-	125	275	655	75	1,130
Reallocations	(238)	486	(37)	(453)	242	-

Ending Balance	$384	$2,442	$1,045	$2,115	$551	$6,537

As of December 31, 2010
(Dollar amounts in thousands)
	Commercial	Commercial Real Estate	Consumer	Residential	Unallocated	Total
Allowance for loan losses:
Beginning balance	$864	$1,620	$1,093	$2,206	$244	$6,027
Charge-offs	58	168	583	177	-	986
Recoveries	1	-	98	3	-	102
Provision	365	350	464	225	-	1,404
Reallocations	(388)	29	53	316	(10)	-

Ending Balance	$784	$1,831	$1,125	$2,573	$234	$6,547

As of December 31, 2012
(Dollar amounts in thousands)
	Commercial	Commercial Real Estate	Consumer	Residential	Unallocated	Total
Allowance for loan losses:
Ending balance: individually evaluated for impairment	$-	$1,110	$54	$-	$-	$1,164

Ending balance: collectively evaluated for impairment	$550	$965	$977	$2,541	$512	$5,545

Loans Receivable:
Ending Balance	$54,445	$96,955	$134,885	$405,895	$-	$692,180

Ending balance: individually evaluated for impairment	$-	$13,414	$327	$2,163	$-	$15,904

Ending balance: collectively evaluated for impairment	$54,445	$83,541	$134,558	$403,732	$-	$676,276

As of December 31, 2011
(Dollar amounts in thousands)
	Commercial	Commercial Real Estate	Consumer	Residential	Unallocated	Total
Allowance for loan losses:
Ending balance: individually evaluated for impairment	$10	$1,489	$50	$-	$-	$1,549

Ending balance: collectively evaluated for impairment	$374	$953	$995	$2,115	$551	$4,988

Loans Receivable:
Ending Balance	$50,337	$100,754	$128,787	$390,456	$-	$670,334

Ending balance: individually evaluated for impairment	$63	$14,023	$153	$1,364	$-	$15,603

Ending balance: collectively evaluated for impairment	$50,274	$86,731	$128,634	$389,092	$-	$654,731

Schedule of credit exposures by internally assigned grades

As of December 31, 2012
(Dollar amounts in thousands)
	Residential Real Estate Multi—family	Residential Real Estate Construction	Commercial Real Estate Commercial	Commercial Real Estate Construction	Commercial
Pass	$33,472	$41,138	$65,696	$15,878	$53,883
Special Mention	-	4,477	1,334	-	527
Substandard	-	803	14,047	-	35
Doubtful	-	-	-	-	-
Loss	-	-	-	-	-

Ending Balance	$33,472	$46,418	$81,077	$15,878	$54,445

As of December 31, 2011
(Dollar amounts in thousands)
	Residential Real Estate Multi—family	Residential Real Estate Construction	Commercial Real Estate Commercial	Commercial Real Estate Construction	Commercial
Pass	$32,370	$38,219	$67,119	$17,307	$50,232
Special Mention	-	7,144	2,319	-	57
Substandard	-	-	14,009	-	39
Doubtful	-	-	-	-	-
Loss	-	-	-	-	9

Ending Balance	$32,370	$45,363	$83,447	$17,307	$50,337

Performing and nonperforming single family residential and consumer loans based on payment activity

As of December 31, 2012
(Dollar amounts in thousands)
	Residential Real Estate Single Family	Consumer Home Equity	Dealer Auto and RV	Other Consumer
Performing	$322,662	$80,124	$46,450	$7,787
Nonperforming	3,343	294	121	109

Total	$326,005	$80,418	$46,571	$7,896

As of December 31, 2011
(Dollar amounts in thousands)
	Residential Real Estate Single Family	Consumer Home Equity	Dealer Auto and RV	Other Consumer
Performing	$310,263	$72,091	$46,907	$9,162
Nonperforming	2,460	402	132	93

Total	$312,723	$72,493	$47,039	$9,255

Schedule of non-performing loans interest income recorded and recognized

(Dollar amounts in thousands)
	2012	2011	2010
Interest income that would have been recorded	$488	$858	$1,055
Interest income recognized	111	728	781

Interest income foregone	$377	$130	$274

Aging analysis of investment of past due loans receivable

(Dollar amounts in thousands)
As of December 31, 2012
	30-59 Days Past Due	60-89 Days Past Due	90 Days Or Greater	Total Past Due	Current	Total Loans Receivable	Recorded Investment > 90 Days and Accruing
Residential real estate
Single family	$887	$420	$3,343	$4,650	$321,355	$326,005	$-
Construction	-	-	-	-	46,418	46,418	-
Multi-family	-	-	-	-	33,472	33,472	-
Commercial Real Estate
Commercial	246	598	3,211	4,055	77,022	81,077	-
Construction	-	-	-	-	15,878	15,878	-
Consumer
Consumer—home equity	219	-	223	442	79,976	80,418	-
Consumer—dealer auto and RV	771	230	104	1,105	45,466	46,571	-
Consumer—other	70	12	109	191	7,705	7,896	-
Commercial	-	2	35	37	54,408	54,445	-

Total	$2,193	$1,262	$7,025	$10,480	$681,700	$692,180	$-

(Dollar amounts in thousands)
As of December 31, 2011
	30-59 Days Past Due	60-89 Days Past Due	90 Days Or Greater	Total Past Due	Current	Total Loans Receivable	Recorded Investment > 90 Days and Accruing
Residential real estate
Single family	$464	$2,933	$2,460	$5,857	$306,866	$312,723	$-
Construction	-	-	-	-	45,363	45,363	-
Multi-family	-	-	-	-	32,370	32,370	-
Commercial Real Estate
Commercial	48	1,507	2,629	4,184	79,263	83,447	-
Construction	-	-	-	-	17,307	17,307	-
Consumer
Consumer - home equity	143	9	249	401	72,092	72,493	-
Consumer - dealer auto and RV	698	101	132	931	46,108	47,039	-
Consumer - other	98	23	93	214	9,041	9,255	-
Commercial	59	-	54	113	50,224	50,337	-

Total	$1,510	$4,573	$5,617	$11,700	$658,634	$670,334	$-

Recorded investment and unpaid principal balances for impaired loans receivable

(Dollar amounts in thousands)

As of December 31, 2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial real estate	$5,433	$5,540	$-
Residential single family	1,360	1,360	-
Residential construction loans	803	803	-
Consumer loans Home Equity	130	130	-
Dealer auto and RV	14	14	-
With an allowance recorded:
Commercial real estate	7,981	8,144	1,110
Consumer loans Home equity	179	179	50
Dealer auto and RV	4	4	4
Total:
Commercial Real Estate	13,414	13,684	1,110
Consumer	327	327	54
Residential single family	1,360	1,360	-
Residential construction loans	803	803	-

Total	15,904	16,174	1,164

(Dollar amounts in thousands)

As of December 31, 2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial real estate	$5,568	$5,675	$-
Residential single family	1,364	1,364	-
Commercial business loans	39	39	-
With an allowance recorded:
Commercial real estate	8,454	8,454	1,489
Consumer loans Home equity	153	153	50
Commercial business loans	25	25	10
Total:
Commercial Real Estate	14,022	14,129	1,489
Consumer	153	153	50
Residential single family	1,364	1,364
Commercial	64	64	10

Total	15,603	15,710	1,549

Average recorded investment and interest income recognized on loans

(Dollar amounts in thousands)

As of December 31, 2012	2012		2011		2010

	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial real estate	$5,473	$228	$1,416	$302	$732	$57
Commercial business loans	-	-	68	10	195	4
Residential single family	1,362	9	1,207	61	-	-
Residential construction loans	512	41	-	-	-	-
Consumer loans
Home Equity	57	11	-	-	-	-
Dealer auto and RV	3	3	-	-	-	-
With an allowance recorded:
Commercial real estate
Commercial real estate	8,186	406	7,478	544	1,198	564
Consumer loans
Home equity	166	12	154	9	24	10
Dealer auto and RV	1	1	-	-	-	-
Commercial business loans	-	-	122	3	75	21
Total:
Commercial Real Estate	13,659	634	8,894	846	1,930	621
Consumer	227	27	154	9	24	10
Residential single family	1,362	9	1,207	61	-	-
Residential construction loans	512	41	-	-	-	-
Commercial business loans	-	-	190	13	270	25

Schedule of loans receivable on nonaccrual status

(Dollar amounts in thousands)
	2012	2011
Commercial	$35	$54
Commercial Real Estate	3,432	10,237
Consumer
Consumer - Home Equity	293	402
Consumer - Dealer auto and RV	121	132
Consumer - other	109	93
Residential	3,403	2,460

Total	$7,393	$13,378

Summery of information relating to troubled debt restructuring by class of loans

As of December 31, 2012

(Dollar amounts in thousands)
			Pre-Modification Recorded Investment
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Maturity Date Extension	Deferral of Principal Payments	Other	Total
Troubled Debt Restructurings
Residential Construction	4	$1,053	$1,053	$-	$-	$1,053
Commercial Real Estate	2	198	198	-	-	198
Consumer
Home equity	7	168	168	-	-	168
Dealer auto and RV	4	18	18	-	-	18

Troubled Debt Restructurings	17	$1,437	$1,437	$-	$-	$1,437

As of December 31, 2011

(Dollar amounts in thousands)
			Pre-Modification Recorded Investment
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Maturity Date Extension	Deferral of Principal Payments	Other	Total
Troubled Debt Restructurings
Residential Construction	-	$-	$-	$-	$-	$-
Commercial Real Estate	3	7,372	-	7,305	125	7,430
Consumer
Home equity	-	-	-	-	-	-
Dealer auto and RV	-	-	-	-	-	-

Troubled Debt Restructurings	3	$7,372	$-	$7,305	$125	$7,430